FOREIGN CURRENCY TRANSACTIONS - Exchange Rates (Details) - brazilianReal	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
U.S. dollar
Disclosure of changes in accounting estimates [line items]
Final exchange rates			5.1766		5.5024
Variation %	(5.90%)		(5.90%)
Final rate	5,049.4000	5,666.1000	5,154.3000	5,759.1000
Variation %	(10.90%)		(10.50%)
Euro
Disclosure of changes in accounting estimates [line items]
Final exchange rates			5.9106		6.4692
Variation %	(8.60%)		(8.60%)
Final rate	5,870.3000	6,423.6000	6,010.7000	6,292.2000
Variation %	(8.60%)		(4.50%)